Note 11 - Cost Method Investment	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]
11.	COST METHOD INVESTMENT

In 2012, the Group made a cost method investment. The carrying amount of the cost method investments was $802,202 as of December 31, 2012. As result of an addition investment of $309,698 in 2013, the carrying balance of such investment was $1,138,899 as of December 31, 2013.

In 2014, the Group made another cost method investment of $81,064. The total carrying balance of such cost method investments were $1,217,617 as of December 31, 2014.

In 2014, the Company sold its equity interests in Ocean Butterflies Holdings Inc. to a third party, which was fully impaired as of December 31, 2011. Gains from the disposal of cost method investment recognized in the consolidated statement of comprehensive income for the year ended December 31, 2014 was $4,337,736, of which $2,168,868 was remained receivable as of December 31, 2014 (Note 7 and Note 26).

These investments are recorded as cost method investments, as the Company did not have a significant influence to the investee. There was no impairment of the Group's cost method investment for the year ended December 31, 2013 and 2014.